Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposit	$ 477,540	$ 461,015
Purchased notes, net	2,893	2,689
Notes issued	250,986	240,149
Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposit	243,189
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [line items]
Deposit	3,017	190
Cibc capital trust [member]
Disclosure Of Deposits [line items]
Notes issued	1,604	1,600
Denominated in U.S. dollars [member]
Disclosure Of Deposits [line items]
Deposit	156,800	155,500
Denominated in other foreign currencies [member]
Disclosure Of Deposits [line items]
Deposit	$ 24,700	$ 24,300